REVENUE RECOGNITION (Details - Contract liabilities) - USD ($)		3 Months Ended	9 Months Ended
	Jun. 23, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract liabilities, beginning of period	$ 1,137,470	$ 151,877	$ 450,084	$ 417,059
Assumed in business acquisition	0	0	826,679	0
Unearned revenue received from customers	774,316	442,681	1,388,700	614,384
Revenue recognized	(893,511)	(361,674)	(1,647,188)	(798,559)
Contract liabilities, end of period	$ 1,018,275	$ 232,884	$ 1,018,275	$ 232,884